UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005


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ITEM 1.   SCHEDULE OF INVESTMENTS
Schedule of Investments (Unaudited)  AIG Money Market Fund
January 31, 2005
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     Face
    Amount                                    Value
     (000)                                    (000)
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CERTIFICATES OF DEPOSIT (41.7%)
BANKS (41.7%)
             Banco Bilbao Vizcaya
    $    50,000    2.420%, 02/28/05       $     50,000
             Bank of America, NA
         50,000    2.280%, 02/04/05             50,000
             Barclays Bank PLC
         50,000    2.290%, 02/22/05             50,000
             BNP Paribas
         50,000    2.245%, 02/16/05             50,000
             Depfa Bank PLC
         50,000    2.500%, 03/21/05             50,000
             Eurohypo AG
         49,998    2.345%, 02/10/05             49,998
             Lloyds TSB Bank PLC
         50,000    2.300%, 02/02/05             50,000
             Natexis Banques Populaires
         50,000    2.525%, 03/29/05             50,000
             Wachovia Bank, NA
         50,000    2.470%, 02/23/05             50,000
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                                               449,998
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               TOTAL CERTIFICATES OF DEPOSIT
               (Cost $449,998)                 449,998
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COMMERCIAL PAPER (42.8%)
BANK HOLDING COMPANY (2.7%)
             Danske Bank A/S
         30,000    2.970%, 10/28/05             29,334
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                                                29,334
CONSUMER PRODUCTS (3.7%)
             Gillette Company
         40,000    2.500%, 02/01/05             40,000
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                                                40,000
ELECTRICAL SERVICES (4.6%)
             Consolidated Edison, Inc.
         50,000    2.510%, 02/01/05             50,000
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                                                50,000
FINANCIAL SERVICES (11.1%)
             BMW US Capital LLC
         45,000    2.550%, 02/01/05             45,000
             National Rural Utilities
         35,408    2.390%, 02/14/05             35,377
             Westpac Capital Corporation
         40,000    2.610%, 04/21/05             39,771
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                                               120,148



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     Face
    Amount                                    Value
 (000)/Shares                                 (000)
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PHARMACEUTICALS (5.1%)
             Bristol-Myers Squibb
    $    55,000    2.380%, 02/11/05       $     54,964
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                                                54,964
PRINTING & Publishing (5.1%)
             Gannett Company
         55,000    2.310%, 02/08/05             54,975
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                                                54,975
RETAIL (2.1%)
             Sherwin-Williams Company
         13,000    2.260%, 02/02/05             13,000
         10,000    2.290%, 02/07/05              9,996
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                                                22,996
SECURITIES BROKERAGE/DEALERS (8.4%)
             Citigroup Global Markets, Inc.
         40,000    2.330%, 02/09/05             39,979
             Morgan Stanley
         50,000    2.320%, 02/01/05             50,000
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                                                89,979
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               TOTAL COMMERCIAL PAPER
               (Cost $462,396)                 462,396
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TIME DEPOSITS (8.0%)
             National Australia Bank
     50,000,000     2.510%, 02/01/05            50,000
             Svenska Handelsbanken
     36,405,000    2.520%, 02/01/05             36,405
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               Total Time Deposits
               (Cost $86,405)                   86,405
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REPURCHASE AGREEMENTS (7.4%)
     40,000    ABN Amro  2.500%, dated
                   01/31/05, to be
                   repurchased 02/01/05,
                   repurchase price
                   $40,002,778
                   (collateralized by
                   U.S. government
                   obligation, 2.990%
                   (A), 09/06/05, par
                   value $41,540,000,
                   total market value
                   $40,800,588)                 40,000


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     Face
    Amount                                    Value
     (000)                                    (000)
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REPURCHASE AGREEMENTS (CONTINUED)
  $  40,000    UBS Securities, LLC
                   2.490%, dated
                   01/31/05, to be
                   repurchased 02/01/05,
                   repurchase price
                   $40,002,767
                   (collateralized by
                   U.S. government
                   obligation, 6.875%,
                   09/15/10, par value
                   $35,030,008, total
                   market value
                   $40,804,386)               $ 40,000
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               TOTAL REPURCHASE AGREEMENTS
               (Cost $80,000)                   80,000
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               TOTAL INVESTMENTS (99.9%)
               (Cost $1,078,799)+         $  1,078,799
=======================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,079,829,419.

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JANUARY 31, 2005.
 +  FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
    COST.
LLC -- LIMITED LIABILITY COMPANY
PLC -- PUBLIC LIMITED COMPANY

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.